Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 13, 2013
Registrant Name	DWS SECURITIES TRUST
Central Index Key	0000088048
Amendment Flag	false
Document Creation Date	May 13, 2013
Document Effective Date	May 13, 2013
Prospectus Date	Oct. 01, 2012